Segments - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net sales	$ 1,049,850	$ 1,096,086	$ 1,322,706
Less (add):
Depreciation and amortization	62,583	59,763	47,669
Income tax expense (benefit)	4,564	132,497	(17,801)
Net loss	(15,070)	(164,438)	(5,240)
Reportable Segment
Segment Reporting Information [Line Items]
Net sales	1,049,850	1,096,086	1,322,706
Less (add):
Product, freight, duties and shipping costs	439,124	502,327	646,011
License and royalty costs	168,883	179,714	213,128
Cost of sales (exclusive of depreciation and amortization)	7,311	81,044	29,546
Salaries, benefits, incentive and stock compensation	145,593	157,940	158,596
Warehouse labor and third-party logistics fees	52,244	62,416	62,060
Advertising and marketing	51,567	31,256	26,666
Other selling, general and administrative fees	109,554	125,453	150,950
Depreciation and amortization	62,583	59,763	47,669
Other expense (income)	23,497	(71,886)	11,121
Income tax expense (benefit)	4,564	132,497	(17,801)
Net loss	$ (15,070)	$ (164,438)	$ (5,240)